Employee Benefit Plans - Schedule of Expected Future Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Expected Future Cash Flows [Abstract]
Net service cost	$ 250	$ 90
Interest cost / (credit)	74	41
Expected return on Assets	(152)	(85)
Amortization on net (gain) / loss	49	36
Amortization on prior service cost / (credit)	66	39
Foreign currency translation adjustments	3
Total net periodic benefit cost / (credit)	290	121
Employer contributions paid in the period	(211)	(96)
Total Cash flow	$ (211)	$ (96)